Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jan. 03, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Charter Hire Commission payable to the Management company		1.25%
Commission payable over the minimum contractual charter revenues		$ 12,211,000
Daily management fee		$ 3,100	$ 3,000	$ 2,900	$ 2,500
Management services agreement initial termination date		December 31, 2020
Two time charters
Property, Plant and Equipment [Line Items]
Nature of lease payments		Escalating
Two time charters
Property, Plant and Equipment [Line Items]
Nature of lease payments		Fixed and variable
One time charter
Property, Plant and Equipment [Line Items]
Term of Time charter contract		3 years
Renewal term of Time charter contract		Two consecutive 12 months periods
Two time charters
Property, Plant and Equipment [Line Items]
Renewal term of Time charter contract		Three consecutive periods of five years
Master management agreement
Property, Plant and Equipment [Line Items]
Daily management fee	$ 2,750	$ 3,167
Inflation rate adjustment to management fees		3.00%
Management services agreement initial termination date		December 31, 2030
Management fees		$ 69,080,000